As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

Shares		Value
COMMON STOCKS - 71.95%
	AEROSPACE & DEFENSE - 6.51%
4,663	Goodrich Corporation (g)	$562,731
7,200	ITT Corporation (f)	302,400
		865,131
	APPLICATION SOFTWARE - 1.43%
4,250	Blackboard Inc. (a)(e)	189,805
	BIOTECHNOLOGY - 6.17%
9,850	Cephalon Inc. (a)(g)	794,895
6,070	Savient Pharmaceuticals Inc. (a)(h)	24,887
		819,782
	BROADCASTING & CABLE TV - 0.04%
1,100	CC Media Holdings, Inc. (a)(h)	6,050
	COMMUNICATIONS EQUIPMENT - 4.98%
17,522	Motorola Mobility Holdings, Inc. (a)(g)	661,981
	COMPUTER HARDWARE - 0.49%
2,900	Hewlett-Packard Company (f)	65,105
	COMPUTER STORAGE & PERIPHERALS - 0.59%
3,700	EMC Corp. (a)(e)	77,663
	DIVERSIFIED CHEMICALS - 0.34%
4,600	Huntsman Corporation (e)	44,482
	DIVERSIFIED METALS & MINING - 0.22%
2,325	Pilot Gold Inc. (a)(b)	2,662
600	Rio Tinto plc - ADR (h)	26,448
		29,110
	ELECTRIC UTILITIES - 4.11%
4,400	American Electric Power Co. Inc. (e)	167,288
10,000	DPL Inc. (e)	301,400
1,500	Progress Energy Inc. (e)	77,580
		546,268
	GAS UTILITIES - 0.11%
250	Nicor Inc. (e)	13,753
	HEALTH CARE EQUIPMENT - 2.62%
5,275	Kinetic Concepts, Inc. (a)(h)	347,570
	HEALTH CARE SERVICES - 0.78%
2,225	Medco Health Solutions, Inc. (a)(e)	104,330
	HOTELS, RESORTS & CRUISE LINES - 0.78%
3,800	Marriott International Inc. (f)	103,512
	HOUSEHOLD PRODUCTS - 3.05%
2,100	Clorox Company (f)	139,293
3,000	Colgate-Palmolive Company (f)	266,040
		405,333
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.72%
6,000	Constellation Energy Group Inc. (f)	228,360
	INTEGRATED OIL & GAS - 1.05%
2,200	ConocoPhillips (f)	139,304
	INTEGRATED TELECOMMUNICATION SERVICES - 3.95%
12,700	AT&T Inc. (f)	362,204
3,800	CenturyLink, Inc. (f)	125,856
1,000	Verizon Communications Inc. (f)	36,800
		524,860
	OIL & GAS EQUIPMENT & SERVICES - 0.85%
14,300	Global Industries, Ltd. (a)(h)	113,256
	OIL & GAS EXPLORATION & PRODUCTION - 2.26%
22,000	EXCO Resources, Inc. (f)	235,840
1,100	Range Resources Corporation (f)	64,306
		300,146
	OIL & GAS STORAGE & TRANSPORTATION - 3.40%
9,100	El Paso Corporation (e)	159,068
5,877	Southern Union Company (e)	238,430
2,200	Williams Companies, Inc. (f)	53,548
		451,046
	PACKAGED FOODS & MEATS - 1.44%
1,200	Kraft Foods, Inc. (g)	40,296
9,300	Sara Lee Corp. (h)	152,055
		192,351
	PAPER PACKAGING - 3.63%
15,371	Temple-Inland Inc. (g)	482,188
	PERSONAL PRODUCTS - 1.30%
2,500	Mead Johnson Nutrition Co. (f)	172,075
	PHARMACEUTICALS - 0.17%
1,300	Pfizer Inc. (h)	22,984
	PUBLISHING - 0.28%
900	McGraw-Hill Companies, Inc. (h)	36,900
	REINSURANCE - 2.00%
5,459	Transatlantic Holdings, Inc. (g)	264,871
	SEMICONDUCTOR EQUIPMENT - 4.33%
9,400	Varian Semiconductor Equipment Assoc. Inc. (a)(h)	574,810
	SEMICONDUCTORS - 3.62%
9,980	NetLogic Microsystems Inc. (a)(h)	480,138
	SPECIALIZED FINANCE - 3.69%
14,884	NYSE Euronext (f)	345,904
3,700	TMX Group Inc. (b)(h)	144,554
		490,458
	SPECIALIZED REITS - 0.01%
29	Ventas, Inc. (h)	1,433
	SPECIALTY CHEMICALS - 3.25%
200	Arch Chemicals, Inc. (h)	9,384
12,087	Nalco Holding Co. (h)	422,803
		432,187
	SPECIALTY STORES - 0.10%
1,100	Barnes & Noble, Inc. (h)	13,013
	TRUCKING - 1.81%
4,270	Dollar Thrifty Automotive Group, Inc. (a)(f)	240,401
	WIRELESS TELECOMMUNICATION SERVICES - 0.87%
5,837	Telephone and Data Systems, Inc. - Class S (h)	115,397
	TOTAL COMMON STOCKS
	(Cost $10,445,409)	9,556,053

WARRANTS - 0.01%
668	Kinross Gold Corporation (a)(b)(h)	1,556
	TOTAL WARRANTS
	(Cost $2,560)	1,556

Principal Amount
CORPORATE BONDS - 6.29%
	CVS Caremark Corporation
$100,000	6.302%, 6/1/2037 (j)	96,765
	Level 3 Financing, Inc.
234,000	9.250%, 11/1/2014	232,245
	Terrestar Networks, Inc.
200,000	15.000%, 2/15/2014 (Acquired 7/27/11 - 7/28/11, Cost $56,556) (d)(i)(k)	56,896
	Washington Mutual, Inc.
410,000	5.250%, 9/15/2017 (d)(h)	449,975
	TOTAL CORPORATE BONDS
	(Cost $857,386)	835,881

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.63%
	AT&T Inc.
86	Expiration: October 22, 2011, Exercise Price: $25.00	1,204
38	Expiration: November 19, 2011, Exercise Price: $25.00	1,501
	CenturyLink, Inc.
10	Expiration: October 22, 2011, Exercise Price: $30.00	300
28	Expiration: October 22, 2011, Exercise Price: $35.00	6,090
	Clorox Company
21	Expiration: October 22, 2011, Exercise Price: $62.50	1,260
	Colgate-Palmolive Company
30	Expiration: November 19, 2011, Exercise Price: $77.50	4,305
	ConocoPhillips
22	Expiration: November 19, 2011, Exercise Price: $62.50	8,030
	Constellation Energy Group Inc.
12	Expiration: October 22, 2011, Exercise Price: $30.00	1,230
	El Paso Corporation
91	Expiration: October 22, 2011, Exercise Price: $17.00	6,461
	Energy Select Sector SPDR Fund
6	Expiration: October 22, 2011, Exercise Price: $66.00	4,755
4	Expiration: December 17, 2011, Exercise Price: $68.00	4,340
	FTSE 100
5	Expiration: November 18, 2011, Exercise Price: $5300.00	27,485
	Hewlett-Packard Company
14	Expiration: November 19, 2011, Exercise Price: $15.00	224
15	Expiration: November 19, 2011, Exercise Price: $18.00	817
	iShares iBoxx $ High Yield Corporate Bond Fund
3	Expiration: December 17, 2011, Exercise Price: $80.00	780
	ITT Corporation
7	Expiration: October 22, 2011, Exercise Price: $45.00	2,485
16	Expiration: October 22, 2011, Exercise Price: $47.50	9,040
49	Expiration: October 22, 2011, Exercise Price: $55.00	63,700
	Kraft Foods, Inc.
12	Expiration: October 22, 2011, Exercise Price: $30.00	192
	Marriott International Inc.
38	Expiration: October 22, 2011, Exercise Price: $30.00	11,780
	Materials Select Sectors SPDR
6	Expiration: December 17, 2011, Exercise Price: $36.00	4,350
	McGraw-Hill Companies, Inc.
9	Expiration: November 19, 2011, Exercise Price: $38.00	1,552
	Mead Johnson Nutrition Co.
25	Expiration: November 19, 2011, Exercise Price: $55.00	1,375
	Pfizer Inc.
13	Expiration: October 22, 2011, Exercise Price: $17.00	429
	Progress Energy Inc.
15	Expiration: October 22, 2011, Exercise Price: $42.00	375
	Range Resources Corporation
11	Expiration: November 19, 2011, Exercise Price: $52.50	4,180
	Sara Lee Corp.
93	Expiration: October 22, 2011, Exercise Price: $16.00	4,185
	Semiconductor HOLDRs Trust
3	Expiration: November 19, 2011, Exercise Price: $37.00	2,568
	SPDR S&P Retail ETF
3	Expiration: October 22, 2011, Exercise Price: $51.00	1,583
	SPDR S&P 500 ETF Trust
50	Expiration: October 22, 2011, Exercise Price: $115.00	26,750
	Technology Select Sector SPDR Fund
36	Expiration: December 17, 2011, Exercise Price: $25.00	8,532
	Verizon Communications Inc.
10	Expiration: December 17, 2011, Exercise Price: $31.00	525
	Williams Companies, Inc.
22	Expiration: November 19, 2011, Exercise Price: $23.00	3,685
	TOTAL PURCHASED PUT OPTIONS
	(Cost $128,667)	216,068

Shares
SHORT-TERM INVESTMENTS - 8.05%
774,000	Fidelity Institutional Government Portfolio 0.01% (c)(g)	774,000
294,903	The Liquid Assets Portfolio 0.10% (c)(g)	294,903
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,068,903)	1,068,903
	TOTAL INVESTMENTS
	(Cost $12,502,925) - 87.93%	$11,678,461

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2011.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2011 these securities represented 0.43% of total net assets.
(j)	The coupon rate shown on variable rate securities represents the rate at September 30, 2011.
(k)	Security valued in good faith.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(l)	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$12,529,438
Gross unrealized appreciation	178,689
Gross unrealized depreciation	(1,029,666)
Net unrealized depreciation	$(850,977)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2011. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Assets
Common Stocks *	$9,556,053	$-		$-	$9,556,053
Warrants	1,556	-		-	1,556
Corporate Bonds	-	835,881		-	835,881
Purchased Put Options	188,583	27,485		-	216,068
Short-Term Investments	1,068,903	-		-	1,068,903
Swap Contracts **	-	-		-	11,637
Forward Currency Exchange Contracts *	-	170,537		-	170,537
Liabilities
Securities Sold Short	$452,004	$894,634		$-	$1,346,638
Options Written	118,585	-	(1)	-	118,585
Swap Contracts **	-	348,327		-	348,327
Forward Currency Exchange Contracts **	-	48,416		-	48,416

*Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.
(1) Level 2 written options were valued at less than $1 at September 30, 2011.

The Fund did not invest in Level 3 Securities at September 30, 2011. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics, see the Schedule of Investments.

(m)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2011

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments. Fair Values of derivative instruments as of September 30, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$216,068	N/A	$-
Written Options	N/A	-	Schedule of Written Options	118,585
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	348,327
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Contracts	170,537	Schedule of Forward Contracts	48,416
Total		$386,605		$515,328

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2011
(Unaudited)

Shares		Value
142	AGL Resources Inc.	$5,785
4,235	Deutsche Borse AG (a)(b)	210,098
5,533	Ecolab Inc.	270,508
69	Energy Transfer Equity, L. P.	2,400
186	Exelon Corporation	7,925
304	Express Scripts, Inc.	11,269
10,125	Johnson & Johnson (b)	650,228
27	Kinross Gold Corporation (a)	401
700	Nissan Motor Co., Ltd. (a)	6,289
601	Rio Tinto Ltd. (a)	34,308
5,837	Telephone and Data Systems, Inc.	124,036
291	VMware Inc.	23,391
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,428,579)	$1,346,638

(a)	Foreign security.
(b)	Security valued in good faith.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2011
(Unaudited)

Contracts (100 shares per contract)
CALL OPTIONS WRITTEN		Value
	AT&T Inc.
86	Expiration October 2011, Exercise Price $30.00	$774
38	Expiration November 2011, Exercise Price $29.00	2,622
	CenturyLink, Inc.
10	Expiration October 2011, Exercise Price $36.00	150
28	Expiration October 2011, Exercise Price $39.00	70
	Clorox Company
21	Expiration October 2011, Exercise Price $67.50	2,888
	Colgate-Palmolive Company
30	Expiration November 2011, Exercise Price $85.00	19,125
	ConocoPhillips
22	Expiration November 2011, Exercise Price $67.50	3,498
	Constellation Energy Group, Inc.
12	Expiration October 2011, Exercise Price $35.00	4,200
7	Expiration October 2011, Exercise Price $38.00	1,138
	Dollar Thrifty Automotive Group, Inc.
2	Expiration October 2011, Exercise Price $65.00	245
2	Expiration October 2011, Exercise Price $67.50	150
6	Expiration October 2011, Exercise Price $70.00	420
	El Paso Corporation
91	Expiration October 2011, Exercise Price $20.00	910
	EXCO Resources, Inc.
9	Expiration December 2011, Exercise Price $14.00	293
	Exelon Corporation
19	Expiration October 2011, Exercise Price $38.00	9,500
7	Expiration October 2011, Exercise Price $41.00	1,523
10	Expiration October 2011, Exercise Price $42.00	1,400
	Hewlett-Packard Company
14	Expiration November 2011, Exercise Price $19.00	5,880
15	Expiration November 2011, Exercise Price $21.00	4,185
	ITT Corporation
47	Expiration October 2011, Exercise Price $60.00	235
	Kraft Foods, Inc.
12	Expiration October 2011, Exercise Price $33.00	1,470
	The Lubrizol Corporation
1	Expiration December 2011, Exercise Price $135.00	-
	Macarthur Coal Ltd.
700	Expiration October 2011, Exercise Price AUD 16.00	-
	Marriott International Inc.
36	Expiration October 2011, Exercise Price $35.00	90
	McGraw-Hill Companies, Inc.
9	Expiration November 2011, Exercise Price $42.00	2,182
	Mead Johnson Nutrition Co.
25	Expiration November 2011, Exercise Price $65.00	18,125
	NYSE Euronext
23	Expiration December 2011, Exercise Price $27.00	2,058
11	Expiration December 2011, Exercise Price $28.00	737
6	Expiration December 2011, Exercise Price $29.00	276
	Pfizer Inc.
13	Expiration October 2011, Exercise Price $19.00	130
	Progress Energy Inc.
15	Expiration October 2011, Exercise Price $47.00	7,800
	Range Resources Corporation
11	Expiration November 2011, Exercise Price $57.50	7,755
	Sara Lee Corp.
93	Expiration October 2011, Exercise Price $19.00	232
	Transatlantic Holdings, Inc.
50	Expiration October 2011, Exercise Price $50.00	4,500
	Verizon Communications Inc.
10	Expiration December 2011, Exercise Price $35.00	2,590
	Williams Companies, Inc.
22	Expiration November 2011, Exercise Price $27.00	2,442
		109,593
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
8	Expiration October 2011, Exercise Price $105.00	1,552
31	Expiration October 2011, Exercise Price $107.00	7,440
		8,992
	TOTAL OPTIONS WRITTEN
	(Premiums received $167,034)	$118,585

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2011
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2011	Currency to be Received		September 30, 2011	Appreciation (Depreciation)
10/5/2011	6,480	Australian Dollars	$6,267	6,836	U.S. Dollars	$6,836	$569
10/5/2011	6,867	U.S. Dollars	6,867	6,480	Australian Dollars	6,267	(600)
10/19/2011	248,227	Australian Dollars	239,589	243,444	U.S. Dollars	243,444	3,855
10/26/2011	121,123	Australian Dollars	116,793	124,454	U.S. Dollars	124,454	7,661
10/26/2011	125,371	U.S. Dollars	125,371	121,123	Australian Dollars	116,793	(8,578)
12/14/2011	218,150	Australian Dollars	209,168	213,041	U.S. Dollars	213,041	3,873
12/22/2011	56,224	Australian Dollars	53,860	58,514	U.S. Dollars	58,514	4,654
12/22/2011	11,215	U.S. Dollars	11,215	10,560	Australian Dollars	10,116	(1,099)
1/12/2012	52,360	Australian Dollars	50,049	53,302	U.S. Dollars	53,302	3,253
1/12/2012	7,306	U.S. Dollars	7,306	7,169	Australian Dollars	6,853	(453)
10/4/2011	169,950	British Pounds	265,008	276,696	U.S. Dollars	276,696	11,688
10/4/2011	272,985	U.S. Dollars	272,985	169,950	British Pounds	265,006	(7,979)
12/15/2011	405,188	British Pounds	631,376	667,345	U.S. Dollars	667,345	35,969
12/15/2011	23,552	U.S. Dollars	23,552	14,835	British Pounds	23,116	(436)
12/16/2011	65,430	British Pounds	101,885	101,907	U.S. Dollars	101,907	22
12/21/2011	27,583	British Pounds	42,978	44,937	U.S. Dollars	44,937	1,959
12/21/2011	925	U.S. Dollars	925	580	British Pounds	904	(21)
12/28/2011	341,292	British Pounds	531,745	553,153	U.S. Dollars	553,153	21,408
3/14/2012	170,240	Canadian Dollars	161,996	173,096	U.S. Dollars	173,096	11,100
12/14/2011	6,975	Canadian Dollars	6,645	7,274	U.S. Dollars	7,274	629
10/3/2011	23,974	Euros	32,118	34,398	U.S. Dollars	34,398	2,280
10/3/2011	32,207	U.S. Dollars	32,207	23,974	Euros	32,118	(89)
10/12/2011	60,000	Euros	80,377	85,176	U.S. Dollars	85,176	4,799
10/12/2011	83,604	U.S. Dollars	83,604	60,000	Euros	80,377	(3,227)
10/26/2011	71,094	Euros	95,229	103,583	U.S. Dollars	103,583	8,354
10/26/2011	102,311	U.S. Dollars	102,311	71,094	Euros	95,229	(7,082)
12/14/2011	494,824	Euros	662,726	666,981	U.S. Dollars	666,981	4,255
10/26/2011	739,350	Norwegian Kroner	125,787	135,298	U.S. Dollars	135,298	9,511
10/25/2011	752,984	Swiss Francs(a)	832,774	867,472	U.S. Dollars	867,472	34,698
10/25/2011	121,689	U.S. Dollars	121,689	92,984	Swiss Francs	102,837	(18,852)
			$5,034,402			$5,156,523	$122,121

*	JPMorgan Chase & Co., Inc. is the counter-party for all open forward currency exchange contracts held by the Fund as of September 30, 2011.
(a)	Security valued in good faith.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2011
(Unaudited)
				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG SWAP CONTRACTS
10/04/11	Aker Drilling ASA	27,900	$127,105	$(9,277)	JPMorgan Chase & Co. Inc.
12/31/11	ASX Ltd.	6,700	196,133	(39,469)	JPMorgan Chase & Co. Inc.
10/11/11	Autonomy Corporation PLC	13,384	531,690	(11,637)	Deutsche Bank AG
12/31/11	British Sky Broadcasting Group	10,500	111,905	(32,907)	Merrill Lynch & Co. Inc.
12/31/11	British Sky Broadcasting Group	41,587	443,216	(102,813)	JPMorgan Chase & Co. Inc.
11/15/11	Eastern Star Gas Limited	80,700	60,007	(5,815)	JPMorgan Chase & Co. Inc.
12/05/11	Foster's Group Limited	45,968	237,917	(3,219)	JPMorgan Chase & Co. Inc.
12/31/11	Hillgrove Resources Ltd.	113,277	24,937	(16,900)	JPMorgan Chase & Co. Inc.
11/10/11	MAN SE	5,111	654,624	(49,390)	JPMorgan Chase & Co. Inc.
11/30/11	Macarthur Coal Ltd.	2,854	44,314	(2,790)	JPMorgan Chase & Co. Inc.
10/27/11	Northumbrian Water Group PLC	5,807	42,030	(2,422)	JPMorgan Chase & Co. Inc.
12/31/11	Renault SA	200	7,071	(5,706)	JPMorgan Chase & Co. Inc.
12/31/11	Smith & Nephew PLC	9,200	84,761	(16,575)	Merrill Lynch & Co. Inc.
03/31/12	Synthes, Inc. (a)	7,700	1,266,969	(58,760)	JPMorgan Chase & Co. Inc.
				(357,680)

SHORT SWAP CONTRACTS
12/31/11	Daimler AG	(26)	(1,230)	732	JPMorgan Chase & Co. Inc.
12/15/11	Ecolab Inc.	(20)	(987)	(3)	Merrill Lynch & Co. Inc.
11/15/11	Santos Limited	(5,481)	(60,436)	7,850	JPMorgan Chase & Co. Inc.
12/31/11	Volvo AB	(109)	(1,141)	774	JPMorgan Chase & Co. Inc.
				9,353
				$(348,327)

*	Unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security valued in good faith.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date                 11/28/11

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date                 11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date                 11/28/11

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date                 11/28/11

* Print the name and title of each signing officer under his or her signature.